August 13, 1999

     Securities and Exchange Commission
     450 Fifth Street NW
     Washington DC 20549

     RE:  Rule 497(e) prospectus supplement filing for Fortis
Advantage Portfolios,
     Inc.
     File No.: 811-5355 and 33-17759

     Enclosed for filing is a Rule 497(e) prospectus supplement for the above referenced investment company. The purpose of this supplement is to amend the portfolio management disclosure and disclose
     the availability of a new class share
     offering of Asset Allocation Portfolio.

     Please contact me at 651-738-5602 if you have questions.

     Sincerely,

     /s/ Scott R. Plummer

     Scott R. Plummer
     Vice President and Associate General Counsel






























     Fortis Advantage Portfolios, Inc.

     Asset Allocation Portfolio

     Supplement to Fortis Stock Funds' Prospectus
     Dated January 1, 1999

     The following information supersedes any contrary information contained on page
     25 of the Stock Funds'
     prospectus in the section entitled "Portfolio Managers":

     Kendall C. Peterson has replaced Ho Wang as a member of Asset Allocation
     Portfolio's portfolio management team.
     Mr. Peterson has management responsibility for the below investment-grade securities contained in the fixed income portion of the Portfolio. From July 1985 to July 1999 Mr.
Peterson was a fixed
     income portfolio manager for The
     Prudential Insurance Company of America in Newark, New
Jersey.  Mr. Peterson
     is located at One Chase Manhattan
     Plaza, New York, New York 10005.

     The following information supplements that information contained within the
     Stock Funds' prospectus
     pertaining to class share offerings:

     Effective July 26, 1999, Class Z shares of Asset Allocation
Portfolio are available
     for investment by:

     Fortis, Inc., or its subsidiaries and the following persons associated with these companies:  (a) officers, directors,
     employees or sales representatives; (b) their children, grandchildren, parents, grandparents or siblings; and (c)
     spouses/domestic partners of any of such persons;
     Fund directors or officers or their spouses/domestic partners; or such persons'
     children, grandchildren, parents,
     grandparents, or spouses/domestic partners of the preceding; Representatives of Fortis Investors (including agencies) or their spouses; or such
     persons' children, grandchildren,
     parents, grandparents, or spouses of any such persons; and Pension, profit sharing and other retirement plans created for the benefit of any of
     the above persons.

     A separate prospectus for Asset Allocation Portfolio Class
Z, dated July 1, 1999,
     is available to eligible investors
     interested in purchasing shares of this fund class. To obtain a prospectus for this new class offering, please call the
     toll-free number appearing on the front cover of this prospectus.